SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
SIGNIFICANT ACCOUNTING POLICIES
Schedule of subsidiaries

Information on the Company’s subsidiaries as at December 31, 2021, all of which are wholly-owned, is as follows:

NAME OF SUBSIDIARY	PRINCIPAL ACTIVITY	COUNTRY OF INCORPORATION	YEAR OF INCORPORATION
Quartier Nouveau Monde Inc.	Real estate company	Canada	2017
Nouveau Monde Europe LTD	Trading company	England and Wales	2020

Schedule of depreciation rates of property and equipment

Buildings	25 years
Equipment	5-15 years
Furnitures	3-7 years
Computers	3 years
Rolling Stock	5 years

Schedule of depreciation rates of intangible assets	Generally, the depreciation rates are as follows:

Software	2 years
Licences	2-10 years

Schedule of financial instruments

FINANCIAL ASSETS	CLASSIFICATION
Cash	Amortized cost
Amounts receivable	Amortized cost
Grant and other receivables	Amortized cost
Investment	Fair value through profit or loss
FINANCIAL LIABILITIES	CLASSIFICATION
Accounts payable and accrued liabilities	Amortized cost
Borrowings	Amortized cost
Convertible bond (liability component)	Amortized cost